Lease Liabilities	12 Months Ended
Jun. 30, 2024
Lease Liabilities [Abstract]
Lease liabilities	Note 24. Lease liabilities
	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Lease liability	-	11,896
Refer to note 28 for further information on financial instruments.